S000075026 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%	7.58%	[1]
MSCI ACWI ex-USA (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		32.38%	7.91%	8.41%	7.28%	[1]
Class I1
Prospectus [Line Items]
Average Annual Return, Percent		39.26%	19.20%	11.74%	11.29%	[1]
Performance Inception Date					Jan. 12, 2015
Class I1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	39.00%				[1]
Performance Inception Date	[2]				Jan. 12, 2015
Class I1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.98%				[1]
Performance Inception Date	[2]				Jan. 12, 2015
Class C
Prospectus [Line Items]
Average Annual Return, Percent		38.04%	18.20%	10.79%	10.34%	[1]
Performance Inception Date					Jan. 12, 2015
Class I2
Prospectus [Line Items]
Average Annual Return, Percent	[3]	39.27%	19.25%	11.77%	11.32%	[1]
Performance Inception Date	[3]				Jan. 12, 2015
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		39.09%	19.06%	11.60%	11.15%	[1]
Performance Inception Date					Jan. 12, 2015
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		39.44%	19.37%	11.89%	11.44%	[1]
Performance Inception Date					Jan. 12, 2015
Class A
Prospectus [Line Items]
Average Annual Return, Percent		30.86%	17.46%	10.77%	10.38%	[1]
Performance Inception Date					Jan. 12, 2015

[1]	The since inception date is that of the International Value Predecessor Fund, which commenced operations on January 12, 2015.
[2]
Prior to the Reorganization, the International Value Predecessor Fund was an unregistered entity that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the International Value Predecessor Fund is unable to show after-tax returns for periods prior to the Reorganization.

[3]
As of the date of this Prospectus, the Class I2 shares have not commenced operation. The performance shown for this share class has been created using the performance of Investor Class shares, adjusted to reflect Class I2 expenses.